Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings/(loss)	$ 20,967	$ 22,038	$ (34,050)
Adjustments to reconcile net earnings/(loss) to net cash provided by operating activities:
Depreciation and amortization	17,548	17,565	19,531
Prepaid pension asset	(9,363)	(8,935)	(8,548)
Amortization of retirement benefit adjustments - Note H	5,045	4,795	5,359
Equity-based compensation - Note I	3,746	4,035	3,555
Deferred income taxes - Note J	1,166	2,577	5,987
Goodwill impairment			33,153
Restructuring charges - Note O	2,878	1,444	2,243
Insurance recovery for business interruption and property damage - casualties	(10,149)
Insurance proceeds for business interruption and property damage other than property, plant and equipment - casualty	4,934
Changes in assets and liabilities, net of effects from acquisitions
Accounts receivable	8,345	(23,665)	24,023
Inventories	(16,131)	(21,878)	17,078
Accounts payable	3,171	22,186	(19,761)
Accrued liabilities	(6,607)	2,474	(2,843)
Income taxes payable	(876)	641	(4,284)
Other	(2,483)	(3,953)	5,153
Total adjustments	1,224	(2,714)	80,646
Net cash provided by operations	22,191	19,324	46,596
Cash flows from investing activities:
Proceeds from sale of assets	33	1,537	1,356
Capital expenditures	(15,574)	(13,271)	(6,537)
Capital expenditures to replace property, plant and equipment damaged in casualties	(4,733)
Payment for acquisitions, net of cash acquired - Note B	(2,889)
Earnout payments related to 2008 acquisition		(500)	(750)
Insurance proceeds for property, plant and equipment damaged in fire	6,767
Net cash used in investing activities	(16,396)	(12,234)	(5,931)
Cash flows from financing activities:
Borrowings of long-term debt	1,967,000	3,493,419	2,902,600
Payments of long-term debt	(1,962,600)	(3,473,819)	(2,932,700)
Borrowings of short-term notes payable	3,103	3,515	9,206
Payments of short-term notes payable	(3,103)	(3,515)	(9,206)
Purchase of treasury stock	(3,575)
Dividends paid	(4,119)	(4,089)	(4,056)
Exercise of stock options	472	131
Other	206	(89)	(438)
Net cash (used in)/provided by financing activities	(2,616)	15,553	(34,594)
Effect of exchange rate changes on cash	(82)	(495)	468
Net increase in cash and cash equivalents	3,097	22,148	6,539
Cash and cash equivalents at beginning of year	73,315	51,167	44,628
Cash and cash equivalents at end of year	76,412	73,315	51,167
Cash paid during the year for:
Interest	1,763	926	1,056
Income taxes - net	$ 4,730	$ 3,770	$ 8,480